Restructuring Costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2013 December Restructuring Activities (Detail) (Fiscal 2013 December restructuring [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Mar. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 17,390
Restructuring costs paid	(10,351)
Currency translation adjustment	(208)
Accrued restructuring obligation at end of year	6,831
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	16,172
Restructuring costs paid	(10,227)
Currency translation adjustment	(216)
Accrued restructuring obligation at end of year	5,729
Facilities Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	1,010
Restructuring costs paid
Currency translation adjustment	8
Accrued restructuring obligation at end of year	1,018
Other Restructuring Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	208
Restructuring costs paid	(124)
Currency translation adjustment
Accrued restructuring obligation at end of year	$ 84